Other Liabilities (Tables)	12 Months Ended
Jun. 30, 2020
Other Operating Income (Expenses), Net [Abstarct]
Schedule of other liabilities
	2020	2019	2018
Loss on sale of PPE	(151)	(64)	(380)
Provision for legal claims	(601)	383	387
Surplus gain from re-distribution of the assets and liabilities (a)	-	-	5,098
Write-off of effect of conversion of joint venture due to re-distribution of the assets and liabilities (a)	-	-	30,616
Agricultural insurance claims	6,315	-	-
Expenses with acquisition of Agrifirma	(2,530)	-	-
Warrants and restricted shares (b)	(1,053)	-	-
Other (c)	(749)	(1,383)	(289)
	1,231	(1,064)	35,432

(a)	On February 9, 2018, the Company concluded the re-distribution of the assets and liabilities of Cresca, with the portion of assets and liabilities transferred to the wholly-owned subsidiary Agropecuária Moroti S.A. Since the investment was recorded as R$115,478 and the fair value assessed was R$120,576, the Company recorded a gain of R$5,098 in statement of income. Furthermore, R$30,616 held in other comprehensive income that included the effects on the conversion of investment abroad was written off from the statement of income for the year.
(b)	In the acquisition of Agrifirma, BrasilAgro issued warrants as part of the consideration paid, which correspond to rights that entitle the selling shareholders to acquire 601,302 shares for R$0.01. The obligation was recognized as financial liabilities and continues to be measured at fair value due to compliance with certain conditions that could change the number of shares to be transferred (Note 1.1).

(c)	In 2019, the Company made donations to institutions in the amount of R$545.

Schedule of maturities of accounts payable due to acquisition
2020

1 year	5,017
2 years	4,649
3 years	4,597
14,263